Annual Total Returns[BarChart] - Transamerica AEGON US Government Securities VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.69%	5.06%	(2.23%)	4.66%	0.10%	0.30%	2.66%	0.26%	6.60%	8.97%